Discontinued operations and assets held for sale - Assets held for sale New (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current assets
Goodwill	€ 31,731	€ 31,378
Other intangible assets	21,818	22,631
Plant, property and equipment	41,243	40,113
Trade and other receivables	4,777	10,393
Current assets
Inventory	676	598
Taxation recoverable	434	278
Trade and other receivables	10,923	11,724
Cash and cash equivalents	5,821	13,557
Total current assets	27,013	33,246
Total assets held for sale	1,257
Non-current liabilities
Borrowings	59,272	62,949
Deferred tax liabilities	2,095	2,103
Provisions	1,747	1,479
Total non-current liabilities	68,536	72,158
Current liabilities
Borrowings	8,488	11,976
Taxation liabilities	769	787
Provisions	892	1,053
Trade and other payables	18,070	17,719
Total current liabilities	28,711	33,385
Impact of Egypt reclassification
Non-current liabilities
Borrowings	57
Current liabilities
Borrowings	150
Assets and liabilities classified as held for sale | Vodafone India (excluding interest in Indus Towers)
Non-current assets
Goodwill	0
Other intangible assets	0
Plant, property and equipment	0
Investments in associates and joint ventures	1,257	(412)
Trade and other receivables	0
Total non-current liability		(412)
Total non-current assets	1,257
Current assets
Inventory	0
Taxation recoverable	0
Trade and other receivables	0
Cash and cash equivalents	0
Total current assets	0
Total assets held for sale	1,257
Assets held for sale		(412)
Non-current liabilities
Borrowings	0
Deferred tax liabilities	0
Provisions	0
Total non-current liabilities	0
Current liabilities
Borrowings	0
Taxation liabilities	0
Provisions	0
Trade and other payables	0
Total current liabilities	0
Total liabilities held for sale	€ 0
Assets and liabilities classified as held for sale | Vodafone India (excluding interest in Indus Towers) | As previously presented
Non-current assets
Goodwill		107
Other intangible assets		379
Plant, property and equipment		916
Investments in associates and joint ventures		(412)
Trade and other receivables		15
Total non-current assets		1,005
Current assets
Inventory		13
Taxation recoverable		3
Trade and other receivables		313
Cash and cash equivalents		273
Total current assets		602
Total assets held for sale		1,607
Non-current liabilities
Borrowings		57
Deferred tax liabilities		60
Provisions		5
Total non-current liabilities		122
Current liabilities
Borrowings		150
Taxation liabilities		116
Provisions		29
Trade and other payables		634
Total current liabilities		929
Total liabilities held for sale		1,051
Assets and liabilities classified as held for sale | Vodafone India (excluding interest in Indus Towers) | Impact of Egypt reclassification
Non-current assets
Goodwill		(107)
Other intangible assets		(379)
Plant, property and equipment		(916)
Trade and other receivables		(15)
Total non-current assets		(1,417)
Current assets
Inventory		(13)
Taxation recoverable		(3)
Trade and other receivables		(313)
Cash and cash equivalents		(273)
Total current assets		(602)
Total assets held for sale		(2,019)
Non-current liabilities
Borrowings		(57)
Deferred tax liabilities		(60)
Provisions		(5)
Total non-current liabilities		(122)
Current liabilities
Borrowings		(150)
Taxation liabilities		(116)
Provisions		(29)
Trade and other payables		(634)
Total current liabilities		(929)
Total liabilities held for sale		€ (1,051)